Financial risk management objectives and policies	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Financial risk management objectives and policies
31.	Financial risk management objectives and policies
The Group’s principal financial liabilities comprise loans and borrowings, trade and other payables. The main purpose of these financial liabilities is to finance the Group’s operations. The Group has trade and other receivables, and cash and bank deposits that derive directly from its operations. The Group also holds quoted equity securities and enters into derivative transactions.
The Group is exposed to market risk, credit risk and liquidity risk. The Group’s senior management oversees the management of these risks. There has been no change to the Group’s exposure to these financial risks or the manner in which it manages and measures the risks.
Market risk
Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprise three types of risk: interest rate risk, currency risk and other price risk, such as equity price risk. Financial instruments affected by market risk include loans and borrowings, deposits, quoted equity securities and derivative financial instrument.
The sensitivity analyses in the following sections relate to the position as of December 31, 2019 and 2020.
The sensitivity analyses have been prepared on the basis that the amount of net debt, the ratio of fixed to floating interest rates of the debt and the proportion of financial instruments in foreign currencies are all constant at December 31, 2020.
The analyses exclude the impact of movements in market variables on provisions and on the non-financial
assets and liabilities of foreign operations.

Interest rate risk
Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group’s exposure to the risk of changes in market interest rates relates primarily to the Group’s interest-bearing bank deposits and loans and borrowings from banks and financial institutions. The interest-bearing loans and borrowings of the Group are disclosed in Note 26(b). As certain interest rates are based on interbank offer rates, the Group is exposed to cash flow interest rate risk. This risk is not hedged. Interest-bearing bank deposits are short to medium-term in nature but given the significant cash and bank balances held by the Group, any variation in the interest rates may have a material impact on the results of the Group.
The Group manages its interest rate risk by having a mixture of fixed and variable rates for its deposits and borrowings.
Interest rate sensitivity
The sensitivity analyses below have been determined based on the exposure to interest rates for bank deposits and interest-bearing financial liabilities at the end of the reporting period and the stipulated change taking place at the beginning of the year and held constant throughout the reporting period in the case of instruments that have floating rates. A 50 basis points increase or decrease is used and represents management’s assessment of the possible change in interest rates.
If interest rate had been 50 (2019: 50) basis points higher or lower and all other variables were held constant, the profit before tax for the year ended December 31, 2020 of the Group would increase/decrease by RMB 20.9 million (US$3.2 million) (2019: increase/decrease by RMB 21.4 million).
Foreign currency risk
Foreign currency risk is the risk that the fair value or future cash flows of an exposure will fluctuate because of changes in foreign exchange rates. The Group’s exposure to the risk of changes in foreign exchange rates relates primarily to the Group’s sales, purchases and financial liabilities that are denominated in currencies other than the respective functional currencies of entities within the Group. The Group also holds cash and bank balances and other investments denominated in foreign currencies. The currencies giving rise to this risk are primarily the Singapore Dollar, Renminbi, US Dollar and Euro.
Foreign currency translation exposure is managed by incurring debt in the operating currency so that where possible operating cash flows can be primarily used to repay obligations in the local currency. This also has the effect of minimizing the exchange differences recorded against income, as the exchange differences on the net investment are recorded directly against equity.

The Group’s exposures to foreign currency are as follows:

	31.12.2019
	Singapore Dollar	Euro	US Dollar	Renminbi	Others
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Quoted equity securities	9,235	—	—	—	—
Trade and other receivables	607	414	7,624	658	—
Cash and bank balances	228,589	52	11,233	2,595	7,364
Financial liabilities	(15,710)	—	(139,524)	—	—
Trade and other payables	(7,086)	(27,922)	(10,596)	(2,605)	(83)

Net assets/(liabilities)	215,635	(27,456)	(131,263)	648	7,281

	31.12.2020
	Singapore Dollar	Euro	US Dollar	Renminbi	Others
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Quoted equity securities	6,258	—	—	—	—
Trade and other receivables	620	8,624	913	305	372
Cash and bank balances	181,575	3,829	45,203	—	15,086
Financial liabilities	(1,462)	—	—	—	—
Trade and other payables	(6,184)	(9,356)	(10,858)	(2,464)	—

Net assets/(liabilities)	180,807	3,097	35,258	(2,159)	15,458

US$’000	27,940	479	5,448	(334)	2,389

Foreign currency risk sensitivity
A 10% strengthening of the following major currencies against the functional currency of each of the Group’s entities at the reporting date would increase/(decrease) profit before tax by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

	Profit before tax
	31.12.2019	31.12.2020	31.12.2020
	RMB’000	RMB’000	US$’000

Singapore Dollar	21,564	18,081	2,794
Euro	(2,746)	310	48
US Dollar	(13,126)	3,526	545
Renminbi	65	(216)	(33)

Equity price risk
The Group has investment in Thakral Corporation Ltd “TCL” which is quoted equity securities.
Equity price risk sensitivity
A 10% increase/(decrease) in the underlying prices at the reporting date would increase/(decrease) Group’s profit before tax by the following amount:

	31.12.2019	31.12.2020	31.12.2020
	RMB’000	RMB’000	US$’000
Statement of profit or loss	924	626	97

Credit risk
Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk from its operating activities (primarily trade receivables) and from its financing activities, including deposits with banks and financial institutions, foreign exchange transactions and other financial instruments.
Trade receivables
Customer credit risk is managed by each business unit subject to the Group’s established policy, procedures and control relating to customer credit risk management. Credit limits are established for all customers based on internal rating criteria.
Management has a credit policy in place and the exposure to credit risk is monitored on an ongoing basis. Credit evaluations are performed for all customers requiring credit over a certain amount.
An impairment analysis is performed at each reporting date using a provision matrix. The provision rates are determined based on days past due for groupings of various customer segments with similar loss patterns (i.e. by profiles of the customers). The calculation reflects the reasonable and supportable information that is available at the reporting date about past events, current conditions and forecasts of future economic conditions. Generally, trade receivables are written-off
at management’s discretion after assessment and are not subject to enforcement activity. The maximum exposure to credit risk at the reporting date is the carrying value of each class of financial assets disclosed in Note 15. The Group’s share of bills receivables of a joint venture which was used as collateral as security is disclosed in Note 5.

Set out below is the information about the credit risk exposure on the Group’s trade receivables using a provision matrix:

		Trade receivables
			Days past due
As of December 31, 2019	Total	Current	0 – 90 days	91-180 days	181-365 days	>365 days
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Expected credit loss rate	7.2%	—	6.9%	6.2%	10.9%	70.7%
Estimated total gross carrying amount at default	794,678	601,094	61,917	24,409	40,213	67,045
Expected credit loss	57,611	—	4,283	1,513	4,386	47,429

		Trade receivables
			Days past due
As of December 31, 2020	Total	Current	0 – 90 days	91-180 days	181-365 days	>365 days
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Expected credit loss rate	13.1%	—	4.2%	4.9%	7.8%	72.8%
Estimated total gross carrying amount at default	332,567	126,706	91,233	29,675	36,413	48,540
Expected credit loss	43,519	—	3,860	1,451	2,852	35,356

At December 31, 2020, the Group had top 20 customers (2019: top 20 customers) that owed the Group more than RMB 125.5 million (US$19.4 million) (2019: RMB 387.6 million) and accounted for approximately 37.7% (2019: 50.0%) of trade receivables (excluding bills receivables) respectively. These customers are located in the PRC. The maximum exposure to credit risk at the reporting date is the carrying value of each class of financial assets mentioned in Note 15. The Group’s share of bills receivables of a joint venture which was used as collateral as security is disclosed in Note 5.
Cash and fixed deposits are placed with banks and financial institutions which are regulated.

Liquidity risk
The Group monitors its liquidity risk and maintains a level of cash and cash equivalents deemed adequate by management to finance the Group’s operations and to mitigate the effects of fluctuations in cash flows, and having adequate amounts of committed credit facilities.
The table below summarizes the maturity profile of the Group’s financial assets and liabilities based on contractual undiscounted payments.

	1 year or less	2 to 5 years	Total
As of December 31, 2019	RMB’000	RMB’000	RMB’000

Financial assets
Trade and bills receivables	7,742,301	—	7,742,301
Other receivables, excluding tax recoverable	161,292	—	161,292
Cash and bank balances	6,390,918	—	6,390,918
Quoted equity securities	9,235	—	9,235

	14,303,746	—	14,303,746

Financial liabilities
Loans and borrowings	2,085,456	—	2,085,456
Trade and other payables (Note 22)	8,408,058	176,302	8,584,360
Lease liabilities	29,838	35,263	65,101
Derivative not designated as hedges – foreign exchange forward contract	999	—	999

	10,524,351	211,565	10,735,916

	1 year or less	2 to 5 years	More than 5 years	Total	Total
As of December 31, 2020	RMB’000	RMB’000	RMB’000	RMB’000	US$’000

Financial assets
Trade and bills receivables	8,082,391	—	—	8,082,391	1,248,959
Other receivables, excluding tax recoverable	76,195	—	—	76,195	11,774
Cash and bank balances	6,307,538	140,000	—	6,447,538	996,328
Quoted equity securities	6,258	—	—	6,258	967

	14,472,382	140,000	—	14,612,382	2,258,028

Financial liabilities
Loans and borrowings	1,753,142	524,275	—	2,277,417	351,926
Trade and other payables (Note 22)	10,025,069	191,563	—	10,216,632	1,578,760
Lease liabilities	24,313	22,761	325	47,399	7,324

	11,802,524	738,599	325	12,541,448	1,938,010